Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred income tax assets and liabilities

The tax effect of temporary differences and net operating losses that give rise to components of deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2016	2015
Deferred income tax assets (liabilities):
Property and equipment	$107,308	$(35,232)
Deferred revenue	88,877	46,211
Accrued expenses	53,112	53,112
Share based compensation	3,186,133	2,110,364
Derivative liability	164,258	-
Other	248,561	216,544
Net operating loss carryforwards	30,800,732	28,798,998
	34,648,981	31,189,997
Less valuation allowance	(34,648,981)	(31,189,997)
	$-	$-